Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses
Accrued expenses
	December 31, 2021	December 31, 2020
Accrued voyage expenses	$5,666	$1,436
Accrued loan interest	3,329	1,738
Accrued legal and professional fees	3,894	1,607
Total accrued expenses	$12,889	$4,781